    PowerShares by Invesco

3500 Lacey Road, Suite 700

    Downers Grove, IL 60515

April 5, 2017

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497 (c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 595 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 595 was filed electronically with the Securities and Exchange Commission on March 29, 2017.

Please send copies of all correspondence with respect to this Amendment to the undersigned, or contact me at (404) 439-3214.

Sincerely, /s/ Amanda Roberts Amanda Roberts Senior Counsel

800 983 0903    powershares.com    @PowerShares